Note 4 - Acquisitions (Details) - Pro Forma Results of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Pro Forma Results of Operations [Abstract]
Revenues	$ 162,118	$ 152,374	$ 138,882
Net income	$ 9,408	$ 16,940	$ 12,635
Earnings per share
Basic	$ 0.15	$ 0.27	$ 0.20
Diluted	$ 0.15	$ 0.27	$ 0.20